Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2015
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2015 and 2014 were ¥26 million and ¥3 million, respectively.

Long-term debt consisted of the following:

	December 31
	2015	2014
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.81% and 2.79% at December 31, 2015 and 2014, respectively.	¥73	¥145
Capital lease obligations	1,470	2,018

	1,543	2,163
Less current portion	(662)	(1,015)

	¥881	¥1,148

The aggregate annual maturities of long-term debt outstanding at December 31, 2015 were as follows:

(Millions of yen)
Year ending December 31:
2016	¥662
2017	452
2018	281
2019	121
2020	27
Thereafter	—

¥1,543

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.